INCOME TAX	6 Months Ended
Jul. 06, 2019
Income Taxes [Abstract]
INCOME TAX
INCOME TAX
Income tax recovery (expense) recognized in the statement of earnings comprises the following:

(US $ millions)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
Current income tax recovery (expense)	$21	$(25)	$47	$(58)
Deferred income tax expense	(11)	(28)	(32)	(31)
	$10	$(53)	$15	$(89)